PAINEWEBBER GLOBAL EQUITY FUND                                   ANNUAL REPORT


PERFORMANCE AT A GLANCE

Comparison of the change of a $10,000 investment in PaineWebber
Global Equity Fund and the MSCI World Index.

                              [PERFORMANCE CHART]

               MSCI World Index         PaineWebber Global Equity Fund Class A
               ----------------         --------------------------------------
 11/91             $10,000                            $ 9,550
 10/92             $ 9,966                            $10,380
 10/93             $12,724                            $13,045
 10/94             $13,763                            $14,502
 10/95             $15,144                            $14,754
 10/96             $17,693                            $16,132


The graph depicts the performance of PaineWebber Global Equity Fund versus the Morgan Stanley Capital International World Index.

It is important to note PaineWebber Global Equity Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Past performance is not predictive of future performance.

The performance of the other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different classes.


AVERAGE ANNUAL TOTAL RETURN

                                                              Commencement of
                                          Twelve Months          Operations
                                          Ended 10/31/96     Through 10/31/96+

                              Class A*        14.17%               11.14%
% Return Without Deducting
      Maximum Sales Charge    Class B**       13.28%                9.13%

                              Class C***      13.28%               10.23%

                              Class A*         9.01%               10.11%
% Return After Deducting
      Maximum Sales Charge    Class B**        8.28%                5.80%

                              Class C***      12.28%               10.23%


  * Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

 ** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1.0% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of issuance dates are November 14, 1991, August 25, 1995 and May 10, 1993 for Class A, Class B and Class C shares, respectively.

Note: The Fund offers Class Y shares to certain eligible investors, including the trustee of the PaineWebber Savings Investment Plan and INSIGHT Investment Advisory Program participants. For the year ended October 31, 1996, and since inception, May 10, 1993 through October 31, 1996, Class Y shares have had an average annual total return of 14.54% and 11.38%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

ANNUAL REPORT


FUND PROFILE

(ARROW) Goals:
        Long-term growth of capital

(ARROW) Portfolio Managers:
        Ralph Layman with the assistance of Michael Solecki, GE Investment Management

(ARROW) Total Net Assets:
        $551.5 million (as of October 31, 1996)

(ARROW) Dividend Payment:
        Annually






                                                              December 16, 1996

Dear Shareholder,

We are pleased to present you with the annual report for PaineWebber Global Equity Fund (the "Fund") for the period ended October 31, 1996. This is the first letter written since the Fund's fiscal year end was changed from August 31 to October 31.

ECONOMIC OVERVIEW

(GRAPHIC OMITTED)

The world's equity markets were quite volatile during the month of July, as concerns over the pace of economic growth in the U.S. led to worries of rising inflation and potential interest rate increases. Since the U.S. has been a driver of global growth in the developed economies over the past year, international markets reacted in tandem with U.S. bonds and equities. As the summer ended, however, evidence of a rapidly growing U.S. economy gave way to expectations for slower, sustainable moderate growth--a positive economic condition for global financial markets.

     Late summer also brought increasing enthusiasm for the probability of European Monetary Union (EMU), that is, a single form of European currency. Although many of the potential European partners to EMU are not technically meeting the economic targets set forth in the convergence plan, it is clear that the political will is strong and the governments will submit budgets that are at least within the spirit of the agreement. It is now accepted by many that Germany, France and other core members will proceed with their plans for EMU. What is surprising is the efforts being made by the weaker members, Spain and Italy, as they labor to cut inflation rates and fiscal deficits in an attempt to become initial EMU members in 1999.


PORTFOLIO REVIEW

(GRAPHIC OMITTED)

For the 12 months ended October 31, 1996, the Fund's total return (the net asset value change with dividends reinvested), without deducting sales charges, was 14.17% for Class A shares, 13.28% for Class B shares, 13.28% for Class C shares and 14.54% for Class Y shares. For shareholders who purchased or redeemed Fund shares during the period, the Fund's total return for the period may be lower; for example, after deducting the maximum applicable sales charges, the Fund's total return for the 12 month period was 9.01% for Class A shares, 8.28% for Class B shares, 12.28% for Class C shares and 14.54% for Class Y shares. In comparison, the Morgan Stanley Capital International World Index (the "Index") was up 16.30% for the same period.

     In general, despite attractive returns, the Fund's underweighted position in a strong U.S. equity market (24.8% of net assets as of October 31, 1996) hampered Fund performance versus the

PAINEWEBBER GLOBAL EQUITY FUND                                   ANNUAL REPORT


Index during the fiscal year. However, the second half of the year proved particularly favorable for the Fund, as both our international and U.S.-based holdings performed well. In Europe in particular, the stock selection process employed by GE Investment Management's (GEIM, subadviser of the Fund) global research team --which entails searching the world for companies that are priced inexpensively relative to their long-term growth rates--identified several quality global companies based in Europe that should benefit from trends occurring there. For example, many of these companies are restructuring their operations with an increased focus on creating long-term shareholder value. The combination of business restructuring and economic reform should lead to lower long-term interest rates and higher equity valuations.

OUTLOOK

(GRAPHIC OMITTED)

Going forward, as we look at other markets around the world, it is becoming increasingly difficult to find bargains in the U.S. and Japan (combined, 35.5% of net assets as of October 31, 1996). Although we are not negative on the competitive position of U.S. companies, valuations are stretched and equities in Europe (46.7%), Southeast Asia (9.6%) and Latin America (5.5%) are far more attractive. We continue to position the Fund to take advantage of these compelling values and expect to benefit as many foreign-based companies strive to attain U.S. valuations through enhanced investor relations programs and U.S. listings.

     Moreover, as mentioned previously, ongoing trends, including the benefits of tightening fiscal budgets, an increasing focus on privatization of inefficient government-run enterprises and the development of new savings programs to help meet pension fund needs, should produce a positive long-term environment for European financial markets. However, as governments and businesses rationalize their budgets, consumer confidence and spending are expected to remain sluggish. This should moderate European economic growth over the next few years, but should also keep inflation and interest rates low.


     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support, and welcome any comments or questions you may have.

Sincerely,

/s/ MARGO N. ALEXANDER                           /s/ RALPH LAYMAN

MARGO N. ALEXANDER                               RALPH LAYMAN
President,                                       Portfolio Manager,
Mitchell Hutchins Asset Management Inc.          PaineWebber Global Equity Fund



GEOGRAPHICAL
BREAKDOWN

PaineWebber Global Equity Fund Top ten equity holdings by country
October 31, 1996.

United States            24.82%

Japan                    10.71%

United Kingdom            9.55%

France                    9.22%

Switzerland               7.93%

Hong Kong                 5.15%

Germany                   4.51%

Austria                   3.80%

Italy                     3.71%

Netherlands               2.80%

PAINEWEBBER
                                GLOBAL EQUITY FUND
                          PERFORMANCE RESULTS (UNAUDITED)

                            NET ASSET VALUE                 TOTAL RETURN1
                      ----------------------------  -----------------------------
                                                      12 MONTHS       2 MONTHS
                                                        ENDED           ENDED
                      10/31/96  08/31/96  10/31/95    10/31/96        10/31/96
Class A Shares         $17.43    $16.81    $15.82       14.17%           3.69%
Class B Shares          16.93     16.35     15.50       13.28            3.55
Class C Shares          16.93     16.35     15.50       13.28            3.55

PERFORMANCE SUMMARY CLASS A SHARES

                       NET ASSET VALUE     CAPITAL
                      -----------------     GAINS                     TOTAL
PERIOD COVERED        BEGINNING  ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN1
11/14/91 - 12/31/91     $12.00   $12.29      --            --           2.42%
1992                     12.29    12.45  $   0.1610    $    0.0800      3.26
1993                     12.45    16.07      0.2100        --          30.77
1994                     16.07    14.43      1.2530        --          (2.35)
1995                     14.43    15.81      0.5743        --          13.54
01/01/96 - 10/31/96      15.81    17.43      --            --          10.25
                                  Total: $   2.1983    $    0.0800
                              CUMULATIVE TOTAL RETURN AS OF 10/31/96:   68.98%
PERFORMANCE SUMMARY CLASS B SHARES

                       NET ASSET VALUE     CAPITAL
                      -----------------     GAINS                     TOTAL
PERIOD COVERED        BEGINNING  ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN1
08/25/95 - 12/31/95     $15.83   $15.46  $   0.5743        --           1.29%
01/01/96 - 10/31/96      15.46    16.93      --            --           9.51
                                  Total: $   0.5743  $   0.0000
                              CUMULATIVE TOTAL RETURN AS OF 10/31/96:   10.92%
PERFORMANCE SUMMARY CLASS C SHARES
                       NET ASSET VALUE     CAPITAL
                      -----------------     GAINS                     TOTAL
PERIOD COVERED        BEGINNING  ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN1
05/10/93 - 12/31/93     $13.80   $15.99  $   0.2100        --          17.39%
1994                     15.99    14.23      1.2530        --          (3.12)
1995                     14.23    15.46      0.5743        --          12.67
01/01/96 - 10/31/96      15.46    16.93      --            --           9.51

                                  Total: $   2.0373 $    0.0000
                              CUMULATIVE TOTAL RETURN AS OF 10/31/96:   40.34%

1     Figures assume reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.
Note: The Fund offers Class Y shares to a limited group of eligible investors, including the trustee of the
PaineWebber Savings Investment Plan and INSIGHT Investment Advisory Program participants. For the year ended
October 31, 1996, and since inception, May 10, 1993 through October 31, 1996, Class Y shares have a total return of 14.54% and 45.52%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

                              GLOBAL EQUITY FUND
PAINEWEBBER

               PORTFOLIO OF INVESTMENTS                         OCTOBER 31, 1996

NUMBER OF
 SHARES                                                                      VALUE
---------                                                                 ------------
COMMON STOCKS - 96.64%
AUSTRALIA - 1.17%
Food - 1.17%
4,056,023  Burns Philip & Company, Limited.............................   $  6,429,967
                                                                          ------------
AUSTRIA - 3.18%
Engineering Services - 1.99%
   78,586  VA Technologie AG...........................................     10,990,017
                                                                          ------------
Oil & Gas - 0.83%
   46,445  OMV AG......................................................      4,546,636
                                                                          ------------
Services - 0.36%
   40,631  Flughafen Wein AG...........................................      2,002,853
                                                                          ------------
Total Austria Common Stocks............................................     17,539,506
                                                                          ------------
FINLAND - 0.84%
Manufacturing - 0.84%
  302,833  Valmet Corporation..........................................      4,620,958
                                                                          ------------
FRANCE - 9.22%
Automotive - 1.68%
  154,043  Valeo S.A...................................................      9,244,087

                                                                          ------------
Capital Goods - 0.91%
   57,831  Technip S.A./Compagnie Francaise............................      5,055,193
                                                                          ------------
Energy - 3.18%
  224,056  Total S.A. (Class B)........................................     17,525,671
                                                                          ------------
Food - 1.87%
   18,587  Carrefour S.A. .............................................     10,314,195
                                                                          ------------
Producers' Goods - 1.58%
  386,883  Coflexip S.A. ADR*..........................................      8,704,868
                                                                          ------------
Total France Common Stocks.............................................     50,844,014
                                                                          ------------
GERMANY - 3.78%
Energy - 2.27%
  234,846  Veba AG.....................................................     12,525,430
                                                                          ------------
Pharmaceutical - 1.51%
  123,225  Gehe AG.....................................................      8,299,624
                                                                          ------------
Total Germany Common Stocks............................................     20,825,054
                                                                          ------------

                              GLOBAL EQUITY FUND
PAINEWEBBER

NUMBER OF
 SHARES                                                                      VALUE
---------                                                                 ------------
COMMON STOCKS - (CONTINUED)
HONG KONG - 5.15%
Broadcasting - 1.20%
1,896,600  Television Broadcasting Limited.............................   $  6,647,249
                                                                          ------------
Financial Services - 1.20%
  325,110  HSBC Holdings...............................................      6,622,284
                                                                          ------------
Retail - 1.46%
7,961,000  Giordano Holdings Limited...................................      8,030,806
                                                                          ------------
Utilities - 1.29%
3,059,500  Consolidated Electric Power Asia............................      7,122,294
                                                                          ------------

Total Hong Kong Common Stocks..........................................     28,422,633
                                                                          ------------
INDONESIA - 1.28%
Automotive - 1.28%
2,884,500  Astra International.........................................      6,006,021
1,075,067  Steady Safe.................................................      1,050,005
                                                                          ------------
                                                                             7,056,026
                                                                          ------------
ITALY - 3.71%
Banking - 0.53%
  364,896  IMI.........................................................      2,887,658
                                                                          ------------
Furniture/Home Appliances - 0.47%
   57,465  Industrie Natuzzi SPA ADR...................................      2,607,474
                                                                          ------------
Miscellaneous - 0.65%
  457,166  Edison......................................................      2,719,791
   35,128  Istituto Mobiliare Italiano ADR.............................        860,636
                                                                          ------------
                                                                             3,580,427
                                                                          ------------
Telecommunications - 2.06%
5,509,203  Telecom Italia Mobilare.....................................     11,385,202
                                                                          ------------
Total Italy Common Stocks..............................................     20,460,761
                                                                          ------------
JAPAN - 10.71%
Automotive - 1.08%
  582,000  Suzuki Motor Corporation, Limited...........................      5,929,647
                                                                          ------------
Electronics - 2.88%
  412,000  Canon Incorporated..........................................      7,888,630
  135,000  Murata Manufacturing Company, Limited.......................      4,339,730
  206,000  Omron Corporation...........................................      3,672,917
                                                                          ------------
                                                                            15,901,277
                                                                          ------------
Entertainment - 0.40%
   54,000  Sega Enterprises (1)........................................      2,181,722
                                                                          ------------
Equipment - 0.87%
   81,000  Rohm Company................................................      4,802,161
                                                                          ------------
Financial Services - 1.20%
  287,600  Credit Saison Company (1)...................................      6,643,433
                                                                          ------------

                              GLOBAL EQUITY FUND
PAINEWEBBER


NUMBER OF
 SHARES                                                                      VALUE
---------                                                                 ------------
COMMON STOCKS - (CONTINUED)
JAPAN - (CONCLUDED)
Retail - 0.81%
   90,000  Ito-Yokado Company, Limited.................................   $  4,489,922
                                                                          ------------
Security Services - 1.36%
  126,000  Secom Company, Limited......................................      7,503,228
                                                                          ------------
Telecommunications - 2.11%
    1,547  DDI Corporation.............................................     11,617,276
                                                                          ------------
Total Japan Common Stocks..............................................     59,068,666
                                                                          ------------
MALAYSIA - 0.82%
Banking - 0.82%
  670,300  AMMB Holdings Berhad........................................      4,536,762
                                                                          ------------
MEXICO - 2.20%
Banking - 0.53%
  335,768  Grupo Financiero Bancomer ADR* + (1)........................      2,791,072
   30,412  Grupo Financiero Inbursa S.A................................         98,378
    3,198  Grupo Financiero Inbursa S.A. ADR...........................         51,168
                                                                          ------------
                                                                             2,940,618
                                                                          ------------
Media - 0.59%
  123,654  Grupo Televisa S.A. de C.V. ADR (1).........................      3,245,918
                                                                          ------------
Telecommunications - 1.08%
  871,617  Grupo Carso S.A. de C.V.* (Series A)........................      3,958,199
  222,792  Grupo Carso S.A. de C.V. ADR*+..............................      1,999,558
                                                                          ------------
                                                                             5,957,757
                                                                          ------------
Total Mexico Common Stocks.............................................     12,144,293
                                                                          ------------
NETHERLANDS - 2.80%
Entertainment - 0.41%
   47,644  Polygram....................................................      2,238,007
                                                                          ------------
Financial Services - 1.61%
  285,578  Internationale Nederlanden Groep N.V........................      8,903,799
                                                                          ------------
Food Processing - 0.78%
   30,492  Nutricia Verenigde Bedrijven................................      4,277,183

                                                                          ------------
Total Netherlands Common Stocks........................................     15,418,989
                                                                          ------------
NORWAY - 1.67%
Commercial Services - 1.67%
  270,526  Petroleum Geo-Service.......................................      9,200,123
                                                                          ------------
PAKISTAN - 0.01%
Banking - 0.01%
   38,200  Bank Commerce Al Habib......................................         27,544
      115  Prime Commercial Bank.......................................             31
      795  Soneri Bank.................................................            419
                                                                          ------------
                                                                                27,994
                                                                          ------------

                              GLOBAL EQUITY FUND
PAINEWEBBER

NUMBER OF
 SHARES                                                                      VALUE
---------                                                                 ------------
COMMON STOCKS - (CONTINUED)
PANAMA - 0.54%
Agriculture, Food & Beverages - 0.54%
   68,222  Panamerican Beverages, Incorporated ADR ....................   $  2,976,185
                                                                          ------------
PERU - 0.94%
Telecommunications - 0.94%
  250,330  Telefonica Del Peru S.A. ADR ...............................      5,163,056
                                                                          ------------
PHILIPPINES - 1.79%
Brewery - 1.48%
2,252,309  San Miguel Corporation......................................      8,141,909
                                                                          ------------
Telecommunications - 0.31%
1,939,700  Philippino Telephone........................................      1,716,059
                                                                          ------------
Total Philippines Common Stocks........................................      9,857,968
                                                                          ------------
SOUTH AFRICA - 1.27%
Steel - 1.27%
9,791,283  South African Iron & Steel/Iscor............................      6,990,048
                                                                          ------------
SPAIN - 0.96%

Oil & Gas - 0.96%
  162,704  Repsol S.A..................................................      5,311,040
                                                                          ------------
SWEDEN - 1.73%
Automotive Manufacturing - 1.73%
  224,532  Autoliv Ab 'B' Free.........................................      9,526,655
                                                                          ------------
SWITZERLAND - 7.93%
Food - 1.50%
    7,631  Nestle S.A. Registered......................................      8,289,053
                                                                          ------------
Insurance - 0.98%
    5,019  Schw Ruckversicher (1)......................................      5,384,307
                                                                          ------------
Manufacturing - 1.55%
    6,933  ABB AG......................................................      8,567,521
                                                                          ------------
Pharmaceutical - 3.04%
    9,635  Sandoz AG...................................................     11,136,658
      743  Roche Holdings AG...........................................      5,619,525
                                                                          ------------
                                                                            16,756,183
                                                                          ------------
Specialty Retail - 0.86%
   29,259  Tag Heuer...................................................      4,745,328
                                                                          ------------
Total Switzerland Common Stocks........................................     43,742,392
                                                                          ------------
THAILAND - 0.57%
Banking - 0.57%
  412,330  Thai Farmers Bank plc.......................................      3,153,730
                                                                          ------------

                              GLOBAL EQUITY FUND
PAINEWEBBER

NUMBER OF
 SHARES                                                                      VALUE
---------                                                                 ------------
COMMON STOCKS - (CONTINUED)
UNITED KINGDOM - 9.55%
Building Materials & Paper Packaging - 1.13%
1,055,332  BPB Industries..............................................   $  6,235,116
                                                                          ------------
Capital Goods - 2.17%

  761,007  Siebe.......................................................     11,940,279
                                                                          ------------
Drugs - 1.39%
1,785,513  Medeva plc..................................................      7,672,126
                                                                          ------------
Entertainment - 2.86%
  202,277  EMI Group...................................................      3,973,768
  427,975  Granada Group...............................................      6,164,679
1,000,519  Thorn.......................................................      5,618,149
                                                                          ------------
                                                                            15,756,596
                                                                          ------------
Publishing - 2.00%
  592,637  Reed International..........................................     11,034,778
                                                                          ------------
Total United Kingdom Common Stocks.....................................     52,638,895
                                                                          ------------
UNITED STATES - 24.82%
Banks - 2.31%
  128,476  Citicorp....................................................     12,719,124
                                                                          ------------
Chemicals - 4.42%
  358,455  Airgas Incorporated.........................................      8,110,044
  197,378  Allied-Signal Incorporated..................................     12,928,259
   50,998  Avery Dennison Corporation..................................      3,359,493
                                                                          ------------
                                                                            24,397,796
                                                                          ------------
Computer Hardware - 0.50%
   94,917  Zebra Technologies Corporation (Class A)....................      2,740,728
                                                                          ------------
Electrical Equipment - 1.62%
  228,156  UCAR International Incorporated*............................      8,926,604
                                                                          ------------
Financial Services - 1.53%
  155,641  The Travelers Group, Incorporated...........................      8,443,524
                                                                          ------------
Household Products - 2.50%
  149,919  Colgate-Palmolive Company (1)...............................     13,792,548
                                                                          ------------
Industrial Services & Supplies - 2.14%
  294,468  Ecolab Incorporated (1).....................................     10,748,082
  121,614  Medaphis Corporation........................................      1,079,324
                                                                          ------------
                                                                            11,827,406
                                                                          ------------
Information & Computer Services - 2.35%
  163,022  First Data Corporation (1)..................................     13,001,005
                                                                          ------------
Manufacturing - General - 0.66%
   73,183  Tyco International Limited..................................      3,631,706
                                                                          ------------
Manufacturing - High Technology - 0.89%
  301,356  Sensormatic Electronics Corporation (1).....................      4,934,705

                                                                          ------------

                              GLOBAL EQUITY FUND
PAINEWEBBER

NUMBER OF
 SHARES                                                                      VALUE
---------                                                                 ------------
COMMON STOCKS - (CONCLUDED)
UNITED STATES - (CONCLUDED)
Medical Products - 0.17%
   61,910  Sunrise Medical Incorporated*...............................   $    920,911
                                                                          ------------
Motor Vehicles - 0.75%
  122,546  Chrysler Corporation........................................      4,120,609
                                                                          ------------
Semi-Conductor - 1.18%
   59,470  Intel Corporation...........................................      6,534,266
                                                                          ------------
Specialty Retail - 2.51%
   92,496  General Nutrition Company Incorporated......................      1,688,052
   83,557  Sears Roebuck & Company.....................................      4,042,070
  238,925  Toys 'R' Us, Incorporated*..................................      8,093,584
                                                                          ------------
                                                                            13,823,706
                                                                          ------------
Telecommunication Equipment - 1.29%
  154,855  Motorola Incorporated.......................................      7,123,330
                                                                          ------------
Total United States Common Stocks......................................    136,937,968
                                                                          ------------
Total Common Stocks (cost - $465,128,189)..............................    532,893,683
                                                                          ------------
PREFERRED STOCKS - 3.21%
AUSTRIA - 0.62%
Banking - 0.62%
   72,342  Creditanstalt Bankverein....................................      3,394,904
                                                                          ------------
BRAZIL - 1.40%
Food - 0.41%
242,636,363 Ceval Alimentos S.A. .......................................     2,278,996
                                                                          ------------
Machinery - 0.99%
16,089,449 Brasmotor...................................................      5,465,464
                                                                          ------------

Total Brazil Preferred Stocks..........................................      7,744,460
                                                                          ------------
GERMANY - 0.73%
Technology - 0.73%
   30,111  SAP AG......................................................      4,052,180
                                                                          ------------
PANAMA - 0.46%
Banking - 0.46%
   48,741  Banco Latinamericano........................................      2,546,717
                                                                          ------------
Total Preferred Stocks (cost - $19,302,827)............................     17,738,261
                                                                          ------------

                              GLOBAL EQUITY FUND
PAINEWEBBER

PRINCIPAL
 AMOUNT                                                          MATURITY     INTEREST
  (000)                                                            DATE         RATE         VALUE
---------                                                       ----------    --------    ------------
AGENCY BACKED OBLIGATIONS - 0.46%
     $2,555 Federal Home Loan Mortgage Discount Notes
           (cost - $2,553,165)...............................     11/06/96      4.32%#    $  2,553,165
                                                                                          ------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 5.69%
NUMBER OF
 SHARES
---------
MONEY MARKET FUNDS - 5.69%
  8,329,375 AIM Institutional Fund............................                               8,329,375
 23,063,250 Provident Institutional Investment Fund...........                              23,063,250
                                                                                          ------------
Total Money Market Funds (cost - $31,392,625)................                               31,392,625
                                                                                          ------------
Total Investments (cost - $518,376,806) - 106.00%............                              584,577,734
Liabilities in excess of other assets - (6.00)%..............                              (33,109,888)
                                                                                          ------------
Net Assets--100.00%..........................................                             $551,467,846
                                                                                          ------------
                                                                                          ------------

------------


*     Non-income producing security
+     Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
#     Yield to maturity at October 31, 1996.
ADR   American Depositary Receipts
(1)   Security, or a portion thereof, was loaned at October 31, 1996.

                 See accompanying notes to financial statements

                              GLOBAL EQUITY FUND
PAINEWEBBER

                STATEMENT OF ASSETS AND LIABILITIES             OCTOBER 31, 1996

Assets
Investments, at value (cost - $518,376,806)....................................................   $584,577,734
Cash denominated in foreign currencies, at value (cost - $201,118).............................        199,557
Receivable for investments sold................................................................        857,398
Dividends and interest receivable..............................................................        534,452
Receivable for shares of beneficial interest sold..............................................        856,673
Deferred organizational expenses...............................................................          6,257
Other assets...................................................................................        218,494
                                                                                                  ------------
Total assets...................................................................................    587,250,565
                                                                                                  ------------
Liabilities
Payable for shares of beneficial interest repurchased..........................................      3,353,909
Collateral for securities loaned...............................................................     31,392,625
Payable to affiliate...........................................................................        628,905
Accrued expenses and other liabilities.........................................................        407,280
                                                                                                  ------------
Total liabilities..............................................................................     35,782,719
                                                                                                  ------------
Net Assets
Beneficial interest shares of $0.001 par value outstanding (unlimited amount authorized).......    485,539,773
Accumulated net investment loss................................................................       (845,425)
Accumulated net realized gains from investments................................................        694,086
Net unrealized appreciation of investments and other assets and liabilities denominated in
  foreign currencies...........................................................................     66,079,412
                                                                                                  ------------
Net assets.....................................................................................   $551,467,846
                                                                                                  ------------
                                                                                                  ------------
Class A:
Net assets.....................................................................................   $307,267,488
                                                                                                  ------------
Shares outstanding.............................................................................     17,631,317
                                                                                                  ------------

Net asset and redemption value per share.......................................................         $17.43
                                                                                                  ------------
                                                                                                  ------------
Maximum offering price per share (net asset value plus sales charge of 4.50% of offering
price).........................................................................................         $18.25
                                                                                                  ------------
                                                                                                  ------------
Class B:
Net assets.....................................................................................   $113,444,796
                                                                                                  ------------
Shares outstanding.............................................................................      6,700,149
                                                                                                  ------------
Net asset value and offering price per share...................................................         $16.93
                                                                                                  ------------
                                                                                                  ------------
Class C:
Net assets.....................................................................................    $67,530,353
                                                                                                  ------------
Shares outstanding.............................................................................      3,989,099
                                                                                                  ------------
Net asset value and offering price per share...................................................         $16.93
                                                                                                  ------------
                                                                                                  ------------
Class Y:
Net assets.....................................................................................    $63,225,209
                                                                                                  ------------
Shares outstanding.............................................................................      3,591,346
                                                                                                  ------------
Net asset value, offering price and redemption value per share.................................         $17.60
                                                                                                  ------------
                                                                                                  ------------

                                See accompanying notes to financial statements
12

                              GLOBAL EQUITY FUND
PAINEWEBBER

                STATEMENT OF OPERATIONS

                                                                                  FOR THE TWO        FOR THE YEAR
                                                                                  MONTHS ENDED           ENDED
                                                                                OCTOBER 31, 1996    AUGUST 31, 1996
                                                                                ----------------    ---------------
Investment income:
Dividends (net of foreign withholding taxes of $40,459 and $670,848,
  respectively)..............................................................     $    576,308        $ 8,721,327
Interest.....................................................................          109,969            601,274
                                                                                ----------------    ---------------

                                                                                       686,277          9,322,601
                                                                                ----------------    ---------------
Expenses:
Investment advisory and administration fees..................................          794,518          4,990,588
Service fees - Class A.......................................................          131,568            828,741
Service and distribution fees - Class B......................................          191,642          1,252,635
Service and distribution fees - Class C......................................          113,306            732,335
Transfer agency fees and expenses............................................          113,100            790,172
Custody and accounting.......................................................          121,058            644,727
Reports and notices to shareholders..........................................           82,000            394,328
Legal and audit..............................................................           47,000            134,475
Amortization of organizational expenses......................................           10,823             64,936
State registration fees......................................................           12,828             58,722
Trustees' fees and expenses..................................................            4,025             15,750
Other expenses...............................................................           19,290            160,105
                                                                                ----------------    ---------------
                                                                                     1,641,158         10,067,514
                                                                                ----------------    ---------------
Net investment loss..........................................................         (954,881)          (744,913)
                                                                                ----------------    ---------------
Realized and unrealized gains (losses) from investment transactions:
Net realized gains (losses) from:
     Investment transactions.................................................        3,004,088         41,488,308
     Foreign currency transactions...........................................            1,722           (510,978)
Net change in unrealized appreciation/depreciation of:
     Investments.............................................................       18,083,725          4,746,601
     Other assets and liabilities denominated in foreign currencies..........          115,996           (320,015)
                                                                                ----------------    ---------------
Net realized and unrealized gains from investment transactions...............       21,205,531         45,403,916
                                                                                ----------------    ---------------
Net increase in net assets resulting from operations.........................     $ 20,250,650        $44,659,003
                                                                                ----------------    ---------------
                                                                                ----------------    ---------------

                                  See accompanying notes to financial statements
                                                                              13

                              GLOBAL EQUITY FUND
PAINEWEBBER

                STATEMENT OF CHANGES IN NET ASSETS

                                                                                          FOR THE YEARS ENDED
                                                            FOR THE TWO                        AUGUST 31,
                                                            MONTHS ENDED       ------------------------------------------
                                                          OCTOBER 31, 1996            1996                   1995
                                                         ------------------    -------------------    -------------------
From operations:
Net investment income (loss)..........................      $   (954,881)         $       (744,913)      $         15,770

Net realized gains from investment transactions.......         3,004,088                41,488,308             16,774,940
Net realized gains (losses) from foreign currency
  transactions........................................             1,722                  (510,978)              (521,164)
Net changes in unrealized appreciation/depreciation
  of:
  Investments.........................................        18,083,725                 4,746,601            (12,104,719)
  Other assets and liabilities denominated in foreign
     currencies.......................................           115,996                  (320,015)              (766,274)
                                                         ------------------    -------------------    -------------------
Net increase in net assets resulting from operations..        20,250,650                44,659,003              3,398,553
                                                         ------------------    -------------------    -------------------
Distributions to shareholders from:
Net realized gains from investment transactions -
   Class A............................................                --               (11,751,371)           (12,882,410)
Net realized gains from investment transactions -
   Class B............................................                --                (4,530,984)                    --
Net realized gains from investment transactions -
   Class C............................................                --                (2,643,433)            (2,404,670)
Net realized gains from investment transactions -
   Class Y............................................                --                (1,956,458)            (2,465,467)
                                                         ------------------    -------------------    -------------------
                                                                      --               (20,882,246)           (17,752,547)
                                                         ------------------    -------------------    -------------------
From beneficial interest transactions:
Net proceeds from the sale of shares..................        34,520,774               130,337,737             33,293,582
Proceeds from the acquisition of PaineWebber Atlas
  Global Growth Fund, PaineWebber Europe Growth Fund
  and PaineWebber Global Growth and Income Fund (net
  of reorganization costs)............................                --                        --            445,647,023
Cost of shares repurchased............................       (50,077,173)             (271,376,430)           (83,619,851)
Proceeds from dividends reinvested....................                --                19,869,011             17,479,893
                                                         ------------------    -------------------    -------------------
Net increase (decrease) in net assets from beneficial
  interest transactions...............................       (15,556,399)             (121,169,682)           412,800,647
                                                         ------------------    -------------------    -------------------
Net increase (decrease) in net assets.................         4,694,251               (97,392,925)           398,446,653
Net Assets:
Beginning of period...................................       546,773,595               644,166,520            245,719,867
                                                         ------------------    -------------------    -------------------
End of period.........................................      $551,467,846          $    546,773,595       $    644,166,520
                                                         ------------------    -------------------    -------------------
                                                         ------------------    -------------------    -------------------

                                See accompanying notes to financial statements
14

                         NOTES TO FINANCIAL STATEMENTS
  PAINEWEBBER

                 ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

                 PaineWebber Global Equity Fund (the 'Fund') is a diversified series of PaineWebber Investment Trust (the 'Trust') which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. Organizational costs have been deferred and are being amortized using the straight-line method over a period not to exceed 60 months from the date the Fund commenced operations.

                 Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that Class A, Class B and Class C shares have exclusive voting rights with respect to their service and/or distribution plan.

                 At the meeting held on December 13, 1995, the Trust's board of trustees elected to change the Fund's fiscal year from August 31st to October 31st effective October 31, 1996.

                 Acquisition of PaineWebber Atlas Global Growth Fund, PaineWebber Europe Growth Fund and PaineWebber Global Growth and Income Fund--Effective as of the close of business on August 25, 1995 (the 'Merger Date'), the Fund acquired all of the assets and assumed all of the liabilities of PaineWebber Atlas Global Growth Fund ('Atlas Global Growth Fund'), PaineWebber Europe Growth Fund ('Europe Growth Fund') and PaineWebber Global Growth and Income Fund ('Global Growth and Income Fund') in separate tax-free exchanges for shares of the Fund. The acquisitions were accomplished by tax-free exchanges of 7,902,877 Class A, 2,541,127 Class C, 1,725,341
                 Class Y and 6,112,274 Class B shares of the Fund for 9,177,350 Class A, 2,959,973 Class D, 1,998,736 Class C and
                 7,167,207 Class B shares of Atlas Global Growth Fund; 3,216,438 Class A, 524,746 Class C and 1,513,866 Class B
                 shares of the Fund for 5,956,503 Class A, 968,150 Class D and 2,809,436 Class B shares of Europe Growth Fund; and 2,441,269 Class A, 427,147 Class C and 1,443,399 Class B shares of the Fund for 3,949,615 Class A, 687,169 Class D and 2,326,782
                 Class B shares of Global Growth and Income Fund outstanding on the Merger Date. Atlas Global Growth Fund's net assets at that date, valued at $292,492,539, including accumulated net realized losses of $36,390,411 and net unrealized appreciation of investments of $7,998,273, Europe Growth Fund's net assets at that date, valued at $84,167,218, including net unrealized appreciation of investments of $4,572,497, and Global Growth and Income Fund's net assets at that date, valued at $68,987,395 including accumulated net realized losses of $3,541,154 and net unrealized appreciation of investments of $1,671,268, were combined with those of the

                 Fund. All shares were exchanged at net asset value. Accordingly, no shareholder had any gain or loss as a result of the exchange. The Fund's statement of operations and financial highlights do not

  PAINEWEBBER

                 include the operations of Atlas Global Growth Fund, Europe Growth Fund and Global Growth and Income Fund prior to the Merger Date.

                 The preparation of financial statements in accordance with generally accepted accounting principles requires the Trust's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

                 Valuation of Investments--Securities which are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by Mitchell Hutchins Asset Management Inc. ('Mitchell Hutchins'), a wholly owned subsidiary of PaineWebber Incorporated ('PaineWebber') and investment adviser and administrator of the Fund, or GE Investment Management Incorporated ('GEIM'), the sub-adviser to the Fund, as the primary market. Securities traded in the over-the-counter ('OTC') market and listed on The Nasdaq Stock Market, Inc. ('Nasdaq') are valued at the last trade price on Nasdaq prior to the time of valuation; other OTC securities are valued at the last bid price available prior to the time of valuation (other than short-term debt securities described below). The amortized cost method of valuation, which approximates market value, is used to value short-term debt instruments with 60 days or less remaining to maturity unless the Trust's board of trustees determines that this does not represent fair value. Securities and assets for which market quotations are not readily available (including restricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees.

                 All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian, unless the board of trustees determines that this does not represent fair value. Foreign currency exchange rates are generally determined prior to the close of trading on the New York Stock Exchange ('NYSE'). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE, which will not be reflected in a computation of the Fund's net asset value. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Trust's board of trustees.

                 Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and

  PAINEWEBBER

                 apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

                 Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment and foreign exchange transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date (except in the case of certain foreign dividends which are recorded as soon after the ex-dividend date as the Fund using reasonable diligence becomes aware of such dividends). Interest income is recorded on an accrual basis. Discounts are accreted as adjustments to interest income and the identified cost of investments.

                 Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

                 Foreign Currency Translation--The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and
                 (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

                 Although the net assets and the market values of the Fund are presented at the foreign exchange rates at the end of the period, the Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations. Realized currency gain/loss on investment transactions includes realized foreign exchange gains/losses from the sale of portfolio securities, sales of foreign currencies, currency gains/losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received or paid. Gains/losses from translating foreign currency denominated assets and liabilities at year-end exchange rates are included in change in unrealized appreciation/depreciation of other assets and liabilities denominated in foreign currencies.

  PAINEWEBBER

                 Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

                 CONCENTRATION OF RISK

                 Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies. These risks are greater with respect to securities of issuers located in emerging market countries in which the Fund is authorized to invest. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific industry, country or region.

                 INVESTMENT ADVISER AND ADMINISTRATOR

                 The Trust's board of trustees has approved an investment advisory and administration contract ('Advisory Contract') with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, Mitchell Hutchins receives compensation from the Fund, computed daily and paid monthly, at an annual rate of 0.85% of the Fund's average daily net assets up to and including $500 million, 0.83% of its average daily net assets over $500 million and up to and including $1 billion and 0.805% of its average daily net assets over $1 billion. At October 31, 1996, the Fund owed Mitchell Hutchins $405,999 in investment advisory and administration fees.

                 Under a separate contract with Mitchell Hutchins ('Sub-Advisory Contract'), GEIM serves as the Fund's sub-adviser. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays GEIM a fee, computed daily and paid monthly, at an annual rate of 0.31% of the Fund's average daily net assets up to and including $500 million, 0.29% of the Fund's average daily net assets over $500 million and up to and including $1 billion and 0.265% of the Fund's average daily net assets over $1 billion.

  PAINEWEBBER

                 DISTRIBUTION PLAN

                 Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at the annual rate 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At October 31, 1996 the Fund owed Mitchell Hutchins $222,906 in service and distribution fees.

                 Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the two months ended October 31, 1996 and the year ended August 31, 1996, it had earned approximately $76,222 and $836,558, respectively, in sales charges.

                 SECURITY LENDING

                 The Fund may lend up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Fund's lending agent is PaineWebber Global Security Lending, a wholly owned subsidiary of PaineWebber, who receives no compensation from the Fund.

                 As of October 31, 1996, the Fund's custodian held cash and cash equivalents having an aggregate value of $31,392,625 as collateral for portfolio securities loaned having a market value of $30,211,433.

  PAINEWEBBER

                 INVESTMENTS IN SECURITIES

                 For federal income tax purposes, the cost of securities owned at October 31, 1996 was substantially the same as the cost of securities for financial statement purposes.

                 At October 31, 1996, the components of the net unrealized appreciation of investments were as follows:

                      Gross appreciation (investments having
                         an excess of value over cost)......   $ 93,166,428
                      Gross depreciation (investments having
                         an excess of cost over value)......    (26,965,500)
                                                               ------------
                      Net unrealized appreciation of
                         investments........................   $ 66,200,928
                                                               ------------

                                                               ------------

                 For the two months ended October 31, 1996, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $17,801,727 and $31,498,879, respectively.

                 FEDERAL INCOME TAX STATUS

                 The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

                 At October 31, 1996, the Fund has a net capital loss carryforward of approximately $16,035,000. In subsequent years, this carryforward loss is available as a reduction, to the extent provided in the regulations, of future net realized capital gains and will expire by October 31, 2001.

                 To reflect reclassifications arising from permanent
                 'book / tax' differences for the year ended October 31, 1996, the Fund's accumulated net realized gains were reduced by $10,422; accumulated net investment loss was reduced by $1,439,324 and beneficial interest was reduced by $1,428,902.

PAINEWEBBER

SHARES OF BENEFICIAL INTEREST

AT OCTOBER 31, 1996, THERE WAS AN UNLIMITED AMOUNT OF $0.001 PAR VALUE SHARES OF BENEFICIAL INTEREST AUTHORIZED. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST WERE AS FOLLOWS:

                                  CLASS A                     CLASS B
                         -------------------------   -------------------------
                           SHARES        AMOUNT        SHARES        AMOUNT
                         ----------   ------------   ----------   ------------
TWO MONTHS
  ENDED OCTOBER 31,
  1996:
  Shares sold...........  1,301,820   $ 22,362,041       63,198   $  1,073,212
  Shares repurchased.... (1,854,866)   (32,308,134)    (262,491)    (4,423,837)
  Shares converted from

    Class B to Class
    A...................     24,859        427,610      (25,560)      (427,610)
  Dividends
    reinvested..........     --            --            --            --
                         ----------   ------------   ----------   ------------
Net decrease............   (528,187)  $ (9,518,483)    (224,853)  $ (3,778,235)
                         ----------   ------------   ----------   ------------
                         ----------   ------------   ----------   ------------
YEAR ENDED AUGUST 31, 1996:
  Shares sold...........  3,773,378   $ 63,129,065      996,490   $ 15,875,329
  Shares repurchased.... (8,829,630)  (146,403,118)  (3,235,769)   (51,584,942)
  Shares converted from
    Class B to Class
    A...................    136,369      2,251,844     (138,655)    (2,251,844)
  Dividends
    reinvested..........    707,938     11,206,643      270,717      4,190,705
                         ----------   ------------   ----------   ------------
Net increase
  (decrease)............ (4,211,945)  $(69,815,566)  (2,107,217)  $(33,770,752)
                         ----------   ------------   ----------   ------------
                         ----------   ------------   ----------   ------------
YEAR ENDED AUGUST 31,
  1995:
  Shares sold...........    940,218   $ 15,179,015        9,954   $    157,526
  Shares issued in
    connection with the
    acquisition of
    PaineWebber Atlas
    Global Growth Fund,
    PaineWebber Europe
    Growth Fund and
    PaineWebber Global
    Growth and Income
    Fund................ 13,560,584    218,770,418    9,069,539    143,575,469
  Shares repurchased.... (3,939,313)   (60,869,557)     (47,274)      (747,123)
  Dividends
    reinvested..........    884,497     12,665,998           --             --
                         ----------   ------------   ----------   ------------
Net increase............ 11,445,986   $185,745,874    9,032,219   $142,985,872
                         ----------   ------------   ----------   ------------
                         ----------   ------------   ----------   ------------

                                  CLASS C                     CLASS Y
                         -------------------------    ------------------------
                           SHARES        AMOUNT        SHARES        AMOUNT
                         ----------   ------------    ---------   ------------
TWO MONTHS
  ENDED OCTOBER 31,
  1996:
  Shares sold...........    508,932   $  8,584,402      142,315    $ 2,501,119
  Shares repurchased....   (592,879)   (10,027,798)    (189,108)    (3,317,404)
  Shares converted from

    Class B to Class
    A...................       --            --           --           --
  Dividends
    reinvested..........       --            --           --           --
                         ----------   ------------    ---------    -----------
Net decrease............    (83,947)  $ (1,443,396)     (46,793)   $  (816,285)
                         ----------   ------------    ---------    -----------
                         ----------   ------------    ---------    -----------
YEAR ENDED AUGUST 31,
  1996:
  Shares sold...........  2,665,239   $ 42,738,539      518,809    $ 8,594,804
  Shares repurchased.... (4,033,170)   (64,638,426)    (525,977)    (8,749,944)
  Shares converted from
    Class B to Class
    A...................       --            --           --           --
  Dividends
    reinvested..........    163,102      2,524,812      122,137      1,946,851
                         ----------   ------------    ---------    -----------
Net increase
  (decrease)............ (1,204,829)  $(19,375,075)     114,969    $ 1,791,711
                         ----------   ------------    ---------    -----------
                         ----------   ------------    ---------    -----------
YEAR ENDED AUGUST 31,
  1995:
  Shares sold...........    559,864   $  8,885,221      553,290    $ 9,071,820
  Shares issued in
    connection with the
    acquisition of
    PaineWebber Atlas
    Global Growth Fund,
    PaineWebber Europe
    Growth Fund and
    PaineWebber Global
    Growth and Income
    Fund................  3,493,020     55,291,061    1,725,341     28,010,075
  Shares repurchased....   (837,535)   (12,930,296)    (591,713)    (9,072,875)
  Dividends
    reinvested..........    168,250      2,377,378      169,483      2,436,517
                         ----------   ------------    ---------    -----------
Net increase............  3,383,599   $ 53,623,364    1,856,401    $30,445,537
                         ----------   ------------    ---------    -----------
                         ----------   ------------    ---------    -----------

                              GLOBAL EQUITY FUND
PAINEWEBBER

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                               Class A
                              -------------------------------------------------------------------------
                                For the                                                  For the Period
                              Two Months                For the Years Ended               November 14,
                                 Ended                      August 31,                      1991+ to
                              October 31,   -------------------------------------------    August 31,
                                 1996         1996        1995        1994       1993         1992
                              -----------   ---------   ---------   --------   --------  --------------
Net asset value, beginning of
  period.....................  $   16.81    $   16.12   $   16.98   $  14.55   $  12.87     $  12.00
                              -----------   ---------   ---------   --------   --------      -------
Net investment income
  (loss).....................      (0.02)        0.02        0.02       0.01       0.03         0.09
Net realized and unrealized
  gains (losses) from
  investment and
  foreign currency
  transactions...............       0.64         1.24        0.37       2.63       1.89         0.78
                              -----------   ---------   ---------   --------   --------      -------
Net increase (decrease) from
  investment operations......       0.62         1.26        0.39       2.64       1.92         0.87
                              -----------   ---------   ---------   --------   --------      -------
Dividends from net investment
  income.....................     --           --          --          --         (0.08)       --
Distributions from net
  realized gains.............     --            (0.57)      (1.25)     (0.21)     (0.16)       --
                              -----------   ---------   ---------   --------   --------      -------
Total dividends and
  distributions..............       0.00        (0.57)      (1.25)     (0.21)     (0.24)        0.00
                              -----------   ---------   ---------   --------   --------      -------
Net asset value, end of
  period.....................  $   17.43    $   16.81   $   16.12   $  16.98   $  14.55     $  12.87
                              -----------   ---------   ---------   --------   --------      -------
                              -----------   ---------   ---------   --------   --------      -------
Total investment return
  (1)........................       3.69%        8.06%       3.24%     18.23%     15.24%        7.25%
                              -----------   ---------   ---------   --------   --------      -------
                              -----------   ---------   ---------   --------   --------      -------

Ratios/Supplemental Data:

Net assets, end of period
  (000's)....................  $ 307,267    $ 305,218   $ 360,652   $185,493   $156,451     $113,070

Expenses to average net
  assets.....................       1.53%*       1.48%       1.71%(2)   1.58%      1.53%        1.68%*
Net investment income (loss)
  to average net assets......     (0.80)%*       0.10%       0.09%(2)   0.07%      0.22%        0.93%*

Portfolio turnover...........          3%          33%         40%        51%        56%          30%
Average commission rate paid
  per share of common stock

  investments purchased/sold
  (3)........................  $  0.0069    $  0.0120         --        --         --           --

                                                Class B
                                ---------------------------------------
                                For the
                                  Two
                                 Months       For the    For the Period
                                 Ended          Year       August 25,
                                October        Ended         1995++
                                  31,        August 31,  to August 31,
                                  1996          1996          1995
                                --------     ----------  --------------
Net asset value, beginning of
  period.....................   $ 16.35       $  15.82      $  15.83
                                --------     ----------      -------
Net investment income
  (loss).....................     (0.05 )        (0.12)         0.00
Net realized and unrealized
  gains (losses) from
  investment and
  foreign currency
  transactions...............      0.63           1.22         (0.01)
                                --------     ----------      -------
Net increase (decrease) from
  investment operations......      0.58           1.10         (0.01)
                                --------     ----------      -------
Dividends from net investment
  income.....................     --            --             --
Distributions from net
  realized gains.............     --             (0.57)        --
                                --------     ----------      -------
Total dividends and
  distributions..............      0.00          (0.57)         0.00
                                --------     ----------      -------
Net asset value, end of
  period.....................   $ 16.93       $  16.35      $  15.82
                                --------     ----------      -------
                                --------     ----------      -------
Total investment return
  (1)........................      3.55 %         7.18%        (0.06)%
                                --------     ----------      -------
                                --------     ----------      -------
Ratios/Supplemental Data:
Net assets, end of period
  (000's)....................   $113,445       $113,235     $142,880
Expenses to average net
  assets.....................       2.34%*         2.25%        2.17%*(2)
Net investment income (loss)
  to average net assets......      (1.61)%*       (0.68)%      (1.92)%*(2)
Portfolio turnover...........          3%            33%          40%
Average commission rate paid

  per share of common stock
  investments purchased/sold
  (3)........................    $0.0069       $ 0.0120          --

------------------

   *  Annualized
   +  Commencement of operations
  ++  Commencement of offering of shares
 (1)  Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class (except Class Y) would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.
 (2)  These ratios include non-recurring reorganization expenses of 0.06%, 0.00%, 0.06% and 0.06% for Class A,
      Class B, Class C and Class Y shares, respectively.
 (3)  Disclosure effective for fiscal years beginning on or after September 1, 1995.

                                          Class C
             -----------------------------------------------------------------
               For the                                             For the
             Two Months           For the Years Ended               Period
                Ended                  August 31,               May 10, 1993++
             October 31,     ------------------------------     to August 31,
                1996          1996       1995        1994            1993
             -----------     -------    -------     -------     --------------
               $ 16.35       $ 15.82    $ 16.81     $ 14.52        $  13.80
             -----------     -------    -------     -------         -------
                 (0.05)        (0.13)     (0.11)      (0.07)          (0.02)
                  0.63          1.23       0.37        2.57            0.74
             -----------     -------    -------     -------         -------
                  0.58          1.10       0.26        2.50            0.72
             -----------     -------    -------     -------         -------
                --             --         --          --            --
                --             (0.57)     (1.25)      (0.21)        --
             -----------     -------    -------     -------         -------
                  0.00         (0.57)     (1.25)      (0.21)           0.00
             -----------     -------    -------     -------         -------
               $ 16.93       $ 16.35    $ 15.82     $ 16.81        $  14.52
             -----------     -------    -------     -------         -------
             -----------     -------    -------     -------         -------
                  3.55%         7.18%      2.46%      17.29%           5.22%
             -----------     -------    -------     -------         -------
             -----------     -------    -------     -------         -------


               $67,530       $66,585    $83,485     $31,837        $ 10,807
                  2.30%*        2.27%      2.48%(2)    2.33%           2.28%*
                 (1.57)%*      (0.70)%    (0.68)%(2)  (0.68)%         (0.53)%*
                     3%           33%        40%         51%             56%
               $0.0069       $0.0120      --          --            --

                                        Class Y
            ----------------------------------------------------------------
            For the
              Two
            Months                                               For the
             Ended              For the Years Ended               Period
            October                  August 31,               May 10, 1993++
              31,          ------------------------------     to August 31,
             1996           1996       1995        1994            1993
            -------        -------    -------     -------     --------------
            $ 16.97        $ 16.22    $ 17.03     $ 14.56        $  13.80
            -------        -------    -------     -------         -------
              (0.01)          0.07       0.07        0.05            0.02
               0.64           1.25       0.37        2.63            0.74
            -------        -------    -------     -------         -------
               0.63           1.32       0.44        2.68            0.76
            -------        -------    -------     -------         -------
               --            --         --          --            --
               --            (0.57)     (1.25)      (0.21)        --
            -------        -------    -------     -------         -------
               0.00          (0.57)     (1.25)      (0.21)           0.00
            -------        -------    -------     -------         -------
            $ 17.60        $ 16.97    $ 16.22     $ 17.03        $  14.56
            -------        -------    -------     -------         -------
            -------        -------    -------     -------         -------
               3.71%          8.39%      3.54%      18.49%           5.51%
            -------        -------    -------     -------         -------
            -------        -------    -------     -------         -------
            $63,225        $61,736    $57,150     $28,390        $ 19,098
               1.18%*         1.17%      1.46%(2)    1.33%           1.28%*
              (0.45)%*        0.46%      0.36%(2)    0.32%           0.47%*
                  3%            33%        40%         51%             56%
            $0.0069        $0.0120      --          --             --

                              GLOBAL EQUITY FUND
PAINEWEBBER

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

                To the Board of Trustees and Shareholders of PaineWebber Global Equity Fund:


                We have audited the accompanying statement of assets and liabilities of PaineWebber Global Equity Fund, including the portfolio of investments, as of October 31, 1996, and the related statement of operations for the two months then ended and for the year ended August 31, 1996, the statement of changes in net assets and financial highlights for the two months then ended and for the years ended August 31, 1996 and August 31, 1995. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended August 31, 1994 were audited by other auditors whose report dated October 14, 1994 expressed an unqualified opinion on the financial highlights.

                We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1996, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                In our opinion, the financial statements and financial highlights referred to above and audited by us present fairly, in all material respects, the financial position of PaineWebber Global Equity Fund at October 31, 1996, the results of its operations for the two months then ended and for the year ended August 31, 1996, the changes in its net assets and the financial highlights for the two months then ended and for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


                                             ERNST & YOUNG LLP
                New York, New York
                December 13, 1996
 24

                              GLOBAL EQUITY FUND
PAINEWEBBER

                TAX INFORMATION (UNAUDITED)

                We are required by subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (October 31, 1996) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that no distributions were paid by the Fund during the period.

                Dividends received by tax-exempt recipients need not be reported as taxable income. Some retirement trusts (e.g., corporate Keogh and 403(b)(7) plans) may need this information for their annual reporting.

                Because the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1996. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1997. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

                      [This page intentionally left blank]

BOARD OF TRUSTEES

Margo N. Alexander                 Meyer Feldberg
Richard Q. Armstrong               George W. Gowen
E. Garrett Bewkes, Jr.             Frederic V. Malek
Richard R. Burt                    Carl W. Schafer
Mary C. Farrell                    John R. Torell III



PRINCIPAL OFFICERS

Margo N. Alexander                 Dianne E. O'Donnell
President                          Vice President and Secretary

Victoria E. Schonfeld              Julian F. Sluyters
Vice President                     Vice President and Treasurer



INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019



INVESTMENT SUB-ADVISER
GE Investment Management Incorporated
3003 Summer Street
Stamford, Connecticut 06904



A prospectus containing more complete information for any of the Funds listed on the back cover can be obtained from a PaineWebber investment executive or correspondent firm. Read the prospectus carefully before investing..

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

PaineWebber offers a family of 21 funds which encompass a diversified range of investment goals.

BOND FUNDS
o High Income Fund
o Investment Grade Income Fund
o Low Duration U.S. Government Income Fund
o Strategic Income Fund
o  U.S. Government Income Fund

TAX-FREE BOND FUNDS
o California Tax-Free Income Fund
o Municipal High Income Fund
o National Tax-Free Income Fund
o New York Tax-Free Income Fund

STOCK FUNDS
o Capital Appreciation Fund
o Financial Services Growth Fund
o Growth Fund
o Growth and Income Fund
o Small Cap Fund
o Utility Income Fund

ASSET ALLOCATION FUNDS
(bullet) Balanced Fund
(bullet) Tactical Allocation Fund

GLOBAL FUNDS
o Emerging Markets Equity Fund
o Global Equity Fund
o Global Income Fund

PAINEWEBBER MONEY MARKET FUND


                              PaineWebber

               (Copyright) 1996 PaineWebber Incorporated
                              Member SIPC





PaineWebber




GLOBAL EQUITY
FUND




OCTOBER 31, 1996


ANNUAL REPORT

[ARTWORK]